Commitments and Contingencies	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
12.	Commitments and Contingencies

Commitments

We have various manufacturing, clinical, research and other contracts with vendors in the conduct of the normal course of business. As of December 31, 2014, we had purchase commitments for approximately $1.5 million with contract manufacturers to produce clinical materials and $1.3 million with equipment vendors for the manufacture of equipment to produce our product. All other significant contracts as of December 31, 2014 were terminable, with varying provisions regarding termination. If a contract with a specific vendor were to be terminated, we would only be obligated for the product or services that we had received at the time the termination became effective.

Contingencies

While there are no legal proceedings we are aware of, we may become party to various claims and complaints arising from the ordinary course of business. We do not believe that any ultimate liability resulting from any such claims will have a material adverse effect on our results of operations, financial position or liquidity.